Condensed Consolidated Statements of Stockholders' (Deficit) / Equity - USD ($) $ in Thousands	Total	Preferred Stock Member	Common Stock [Member]	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Treasury Stock
Balance (in shares) at Dec. 31, 2022		29,057,000	141,349,000				0
Balance at Dec. 31, 2022	$ 36,239	$ 3	$ 14	$ 412,136	$ 0	$ (375,914)	$ 0
Shares issued under the Standby Equity Purchase Agreements (in shares)			13,218,000
Shares issued under the Standby Equity Purchase Agreements	34,257		$ 1	34,256
Disbursement of funds to Sorrento Amount	(20,000)			(20,000)
Repurchase of Treasury Stock, Preferred Stock, and warrants, (in shares)							(60,069,000)
Repurchase of Treasury Stock, Preferred Stock, and warrants	(143,721)	(3)		(53,196)			$ (90,522)
Issuance of penny warrants	10,401			10,401
Issuance of common stock in connection with Settlement Agreement, (in shares)			475,000
Issuance of common stock in connection with Settlement Agreement	750			750
Conversion of convertible debentures into common stock, (in shares)			632,000
Conversion of convertible debentures into common stock	7,735			7,735
Retainer shares issued (in shares)			4,000,000
Retainer shares issued	1		$ 1
Issuance of common stock upon warrants exercise, (in shares)			45,000
Issuance of common stock upon warrants exercise	521			521
Stock options exercised (in shares)			365,000
Stock options exercised	614			614
Stock-based compensation	14,596			14,596
Net loss	(114,331)					(114,331)
Placement Agent Shares and October 2024 Placement Agent Warrants	0
Conversion of Tranche B Notes into common stock	0
StockBlock Warrants issued in connection with the December 2024 RDO	0
Other comprehensive income	0
Balance at Dec. 31, 2023	(172,938)	$ 0	$ 16	407,813	0	(490,245)	$ (90,522)
Balance (in shares) at Dec. 31, 2023		29,057,000	160,084,000				(60,069,000)
Retainer shares issued (in shares)			10,000,000
Retainer shares issued	1		$ 1
Issuance of common stock upon warrants exercise, (in shares)			11,230,000
Issuance of common stock upon warrants exercise	$ 2,311		$ 1	2,310
Stock options exercised (in shares)	154		154,000
Stock options exercised	$ 227			227
Stock-based compensation	15,689			15,689
Net loss	(72,807)					(72,807)
Shares issued under the Standby Equity Purchase Agreements and under the ATM Sales Agreement, Value	2,671			2,671
Shares issued under the Standby Equity Purchase Agreements and under the ATM Sales Agreement, Share			2,861,000
Shares issued under the February 2024 BDO, Shares			5,882,000
Shares issued under the February 2024 BDO	3,769		$ 1	3,768
Shares issued under the April 2024 RDO, shares			15,000,000
Shares issued under the April 2024 RDO	5,919		$ 1	5,918
April 2024 RDO Placement Agent Warrants and February 2024 BDO Representative Warrants	956			956
Fee Warrant issued in connection with the Commitment Letter	310			310
Repurchase of warrants	(298)			(298)
Common stock issuable under the SIPA	345			345
Placement Agent Shares and October 2024 Placement Agent Warrants, Shares			2,197,000
Placement Agent Shares and October 2024 Placement Agent Warrants	3,792			3,792
Conversion of Tranche B Notes into common stock, Shares			9,215,000
Conversion of Tranche B Notes into common stock	9,256		$ 1	9,255
Shares issued under December 2024 RDO, Shares			26,355,000
Shares issued under December 2024 RDO, Value	328		$ 3	325
StockBlock Warrants issued in connection with the December 2024 RDO	1,265			1,265
Stock dividend declared, not yet distributed, Shares		5,000
Stock dividend declared, not yet distributed		$ 1		(1)
Shares issued under ESPP, shares			334,000
Shares issued under ESPP	246			246
Other comprehensive income	6,317				6,317
Balance at Dec. 31, 2024	$ (192,641)	$ 1	$ 24	$ 454,591	$ 6,317	$ (563,052)	$ (90,522)
Balance (in shares) at Dec. 31, 2024		34,057	243,312,000				(60,069,000)